Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	7	7	7	8
Amount	₪ 636	$ 184	₪ 1,027	₪ 682
Directors Fees [Member]
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	7	7	7	8
Amount	₪ 636	$ 184	₪ 1,027	₪ 682